Trade Accounts Receivable (Details) - USD ($) $ in Thousands	Jul. 31, 2024	Jan. 31, 2024
Trade Accounts Receivable
Trade accounts receivable	$ 58,459	$ 52,268
Less: Provision for credit losses	(955)	(699)
Trade accounts receivable, net	$ 57,504	$ 51,569